May 01, 2019
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020